3. PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
3. PROPERTY AND EQUIPMENT

3.      PROPERTY AND EQUIPMENT

Property and equipment consist of the following at December 31:	2011	2012
Lab and office equipment	$465,778	$523,300
Computer software	141,277	141,277
Leasehold improvements	940,103	940,103
	1,547,158	1,604,680
Less: accumulated depreciation and amortization	(686,226)	(825,383)
	$860,932	$779,297

The Company recorded depreciation and amortization expense of $219,552 and $182,089 for the years ended December 31, 2011 and 2012, respectively.  The Company recorded a loss on disposal of equipment of $945 for the year ended December 31, 2011 and $18,399 for the year ended December 31, 2012.